Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [abstract]
Valuation gain on available-for-sale financial assets	₩ 168,211	₩ 12,534
Other comprehensive loss of investments in associates	(320,060)	(179,167)
Valuation loss on derivatives	(73,828)	(96,418)
Foreign currency translation differences for foreign operations	(9,050)	36,868
Total reserves, net of taxes	₩ (234,727)	₩ (226,183)	₩ 9,303